3. INCOME TAXES (Details 3) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Net operating loss carryforwards	$ (144,715)	$ 77,894	$ 47,447
Total deferred tax asset	(144,715)	77,894	47,447
Valuation allowance	(144,715)	77,894	47,447
Total Deferred tax assets